Subsequent Events (Disposition - Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended			6 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2014 Subsequent Event [Member] MetLife Assurance Limited [Member] USD ($)	May 01, 2014 Subsequent Event [Member] MetLife Assurance Limited [Member] USD ($)	May 01, 2014 Subsequent Event [Member] MetLife Assurance Limited [Member] GBP (£)
Subsequent Event [Line Items]
Net consideration					$ 702	£ 418
Non-investment portfolio gains (losses)	8	4	(9)	(608)
Non-investment portfolio gains (losses), net of tax				(436)
Goodwill Disposition				112
Goodwill Disposition, net of tax				94
Disposal Group, Including Discontinued Operation, Operating Income (Loss)				$ 77